Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Series B Convertible Preferred Stock [Member]
Stockholders’ equity:
Convertible Preferred Stock	$ 76,095	$ 76,095
Series C Convertible Preferred Stock [Member]
Stockholders’ equity:
Convertible Preferred Stock	983,941
Cash and cash equivalents	1,060,348	$ 1,101,651
Grant funds receivable	119,978	79,341
Prepaid expenses and other current assets	56,649	44,503
Total current assets	1,236,975	1,225,495
Property and equipment, net	83,608	96,693
Other assets	11,010	11,010
Total assets	1,331,593	1,333,198
Accounts payable	100,935	55,616
Accrued expenses	4,055	52,490
Amounts due to Emory University (a related party) (Note 12)	22,000	78,917
Total current liabilities	$ 126,990	$ 187,023
Commitments (Note 6)
Common stock	$ 31,951	$ 31,951
Additional paid-in capital	32,587,543	30,823,769
Accumulated deficit	(32,474,927)	(29,785,640)
Total stockholders’ equity	1,204,603	1,146,175
Total liabilities and stockholders’ equity	$ 1,331,593	$ 1,333,198